UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Global Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2010

Date of reporting period:	July 31, 2010

Item 1.   Schedule of Investments

Schroder North American Equity Fund

Schedule of Investments

July 31, 2010 (unaudited)

Shares		Value $

	COMMON STOCK — 89.9%
	Argentina — 0.0%
3,900	MercadoLibre (1)	235,950

	Bahamas — 0.0%
5,400	Steiner Leisure (1)	229,554

	Bermuda — 0.2%
16,552	Accenture	656,121
13,200	Marvell Technology Group (1)	196,944
1,900	PartnerRe	137,503
		990,568
	Canada — 2.7%
1,700	Aastra Technologies	37,916
7,100	AG Growth International	242,053
20,400	AGF Management Class B	296,247
15,700	AltaGas Income Trust	296,102
21,700	ARC Energy Trust	420,660
3,100	Atco Class I	152,452
4,442	Bank of Montreal	271,636
8,100	Baytex Energy Trust (Canada)	256,055
6,900	Bird Construction Income Fund	226,174
101,900	Bombardier	461,875
28,700	CAE	273,573
5,596	Canadian Natural Resources	192,684
9,700	Canadian Oil Sands Trust	254,364
6,000	Canadian Utilities Class A	284,856
1,700	CCL Industries	48,697
18,500	CGI Group (1)	264,517
7,100	Crescent Point Energy	261,666
15,500	Davis & Henderson Income Fund	259,313
31,700	Daylight Energy	274,419
5,100	Domtar	298,350
6,200	EnCana	189,540
9,700	Flint Energy Services (1)	123,503
8,600	Fortis	244,675
20,600	Freehold Royalty Trust	335,018
9,900	Great-West Lifeco	241,891
10,900	Home Capital Group	486,954
8,800	IESI-BFC	199,008
6,100	IGM Financial	239,942
6,800	Industrial Alliance Insurance and Financial Services	215,819
3,900	Inmet Mining	190,619
700	Laurentian Bank of Canada	31,320
7,500	Loblaw	318,427
2,400	MacDonald Dettwiler & Associates (1)	112,051
20,000	Manulife Financial	317,868
1,500	Mosaid Technologies	33,367
7,000	Petrominerales	198,269
14,500	Peyto Energy Trust	218,043
9,200	Power Corp. of Canada	238,926
8,500	Power Financial	232,983
4,500	Reitmans Canada Class A	87,321
7,396	Research In Motion (1)	425,516
8,000	Rogers Communications Class B	278,183
3,800	Royal Bank of Canada	198,557
6,700	Sun Life Financial	188,468
11,500	Teck Resources (Canada) Class B	404,810
8,200	Tim Hortons	280,112
9,100	TMX Group	252,173
6,807	Toronto-Dominion Bank	484,389
9,900	TransCanada	349,837
7,879	Vermilion Energy Trust	253,667
1,700	Zargon Energy Trust	29,400
22,100	Zarlink Semiconductor (1)	41,702
		12,515,967
	Cayman Islands — 0.0%
2,900	Consolidated Water	34,916

	China — 0.1%
11,600	China Sky One Medical (1)	128,876
27,600	China TransInfo Technology (1)	214,452
		343,328
	Ireland — 0.2%
21,300	Seagate Technology (1)	267,315
30,500	XL Group	540,765
		808,080
	Israel — 0.1%
1,700	Check Point Software Technologies ADR (1)	57,834
4,900	Teva Pharmaceutical Industries ADR	239,365
		297,199
	Singapore — 0.0%
41,600	Flextronics International (1)	258,752

	Switzerland — 0.2%
15,088	Garmin	430,159
15,300	Tyco Electronics	413,100
		843,259
	United States — 86.4%
	Consumer Discretionary - 8.4%
16,506	Amazon.com (1)	1,945,892
3,800	America’s Car-Mart (1)	88,464

Shares		Value $

13,400	Best Buy	464,444
4,800	Big Lots (1)	164,688
23,900	Coach	883,583
108,200	Comcast Class A	2,106,654
1,900	Cracker Barrel Old Country Store	93,062
6,400	Darden Restaurants	268,096
3,000	Deckers Outdoor (1)	152,670
43,556	DIRECTV (1)	1,618,541
10,650	Dollar Tree (1)	472,008
12,900	Expedia	292,572
13,100	Family Dollar Stores	541,685
48,100	Ford Motor (1)	614,237
3,800	Fossil (1)	150,480
16,200	Gentex	312,174
10,300	Guess?	367,710
10,700	Hasbro	451,005
11,900	Hillenbrand	262,871
34,893	Home Depot	994,800
10,600	Johnson Controls	305,386
4,400	JOS A Bank Clothiers (1)	258,192
6,100	Kirkland’s (1)	102,846
3,700	Life Time Fitness (1)	134,532
14,900	Limited Brands	382,036
80,100	Lowe’s	1,661,274
36,527	Mattel	772,911
54,081	McDonald’s	3,771,068
31,600	News Class A	412,380
21,500	Nike Class B	1,583,260
18,778	Nordstrom	638,452
30,623	Omnicom Group	1,141,013
10,900	PetSmart	338,445
3,600	Polaris Industries	214,920
7,878	Polo Ralph Lauren	622,441
28,500	RadioShack	613,890
13,726	Ross Stores	722,811
13,500	Scripps Networks Interactive	575,505
8,200	Sherwin-Williams	567,030
15,800	Starbucks	392,630
5,700	Steven Madden (1)	220,191
40,500	Target	2,078,460
14,700	Tiffany	618,429
62,945	Time Warner	1,980,250
5,500	Time Warner Cable	314,435
28,598	TJX	1,187,389
3,800	Tractor Supply	264,138
12,700	Tupperware Brands	500,253
16,600	Universal Travel Group (1)	102,588
8,100	Valassis Communications (1)	280,017
8,600	VF	682,238
39,700	Viacom Class B	1,311,688
49,372	Walt Disney	1,663,343
18,900	World Wrestling Entertainment Class A	303,156
20,200	Wyndham Worldwide	515,706
		39,478,939
	Consumer Staples - 10.1%
45,500	Altria Group	1,008,280
33,567	Avon Products	1,044,941
2,800	Church & Dwight	185,556
96,758	Coca-Cola	5,332,333
9,591	Colgate-Palmolive	757,497
26,373	Costco Wholesale	1,495,613
66,217	CVS Caremark	2,032,200
23,400	Del Monte Foods	324,792
5,200	Flowers Foods	125,996
42,200	General Mills	1,443,240
19,865	HJ Heinz	883,595
10,313	Hormel Foods	442,634
10,500	JM Smucker	645,015
16,237	Kellogg	812,662
21,400	Kimberly-Clark	1,372,168
57,700	Kraft Foods Class A	1,685,417
20,600	Kroger	436,308
9,500	Lorillard	724,280
13,512	McCormick	531,427
76,524	PepsiCo	4,967,173
87,091	Philip Morris International	4,445,125
129,611	Procter & Gamble	7,927,009
12,500	Reynolds American	722,750
46,374	Sysco	1,436,203
2,100	Universal	93,135
43,141	Walgreen	1,231,675
98,723	Wal-Mart Stores	5,053,630
		47,160,654
	Energy - 9.6%
8,900	Alliance Resource Partners LP	464,847
7,800	Anadarko Petroleum	383,448
17,600	Apache	1,682,208
25,964	Baker Hughes	1,253,282
3,700	Buckeye Partners LP	234,839
91,120	Chevron	6,944,255
58,859	ConocoPhillips	3,250,194
6,200	Consol Energy	232,376
2,600	Continental Resources (1)	118,378
30,900	Devon Energy	1,930,941
4,900	Enbridge Energy Partners	265,874
6,752	Ensco International ADR	282,301
13,800	EOG Resources	1,345,500
199,690	Exxon Mobil	11,917,499
44,737	Halliburton	1,336,742

Shares		Value $

1,500	Hess	80,385
11,500	Holly	307,395
4,200	Kinder Morgan Energy Partners LP	287,154
37,200	Marathon Oil	1,244,340
8,800	MarkWest Energy Partners LP	306,416
8,820	Murphy Oil	482,895
28,900	National Oilwell Varco	1,131,724
13,000	Natural Resource Partners LP	334,230
6,900	Noble	224,250
6,800	Noble Energy	456,008
3,900	NuStar Energy LP	237,822
34,633	Occidental Petroleum	2,698,950
4,100	ONEOK Partners LP	282,408
5,000	Peabody Energy	225,750
17,800	Penn Virginia GP Holdings LP	351,550
11,300	Penn Virginia Resource Partners LP	272,895
6,100	Rowan (1)	154,086
38,872	Schlumberger	2,319,103
4,200	Southern Union	94,794
3,100	Sunoco Logistics Partners LP	237,336
7,700	TC Pipelines LP	325,941
29,800	Tetra Technologies (1)	310,516
47,700	Williams	925,857
		44,934,489
	Financials - 14.1%
89,200	Advance America Cash Advance Centers	351,448
30,400	Aflac	1,495,376
3,000	Agree Realty REIT	69,300
40,900	Allstate	1,155,016
60,127	American Express	2,684,069
17,700	American Financial Group	521,619
17,600	Annaly Capital Management REIT	306,240
14,600	Anworth Mortgage Asset REIT	101,762
27,000	Apollo Investment (1)	272,700
16,300	Ares Capital	228,363
11,500	Arthur J Gallagher	292,330
19,300	Assurant	719,697
408,650	Bank of America	5,737,446
22,400	Bank of New York Mellon	561,568
3,600	Bank of the Ozarks	134,820
25,100	Banner	58,985
38,298	BB&T	950,939
60,300	Berkshire Hathaway (1)	4,710,636
32,000	BGC Partners Class A	173,440
2,300	BOK Financial	112,033
16,500	Broadridge Financial Solutions	334,950
44,400	Brookfield Properties	669,390
24,900	Calamos Asset Management	258,960
13,500	Capital One Financial	571,455
12,600	Capstead Mortgage REIT	147,420
11,186	Charles Schwab	165,441
48,100	Chimera Investment REIT	186,147
21,544	Chubb	1,133,861
1,068,722	Citigroup (1)	4,381,760
300	CME Group	83,640
34,700	CNO Financial Group (1)	186,339
11,400	Commerce Bancshares	446,310
7,000	CommonWealth REIT	181,650
2,500	Credicorp	244,300
12,600	CVB Financial	128,268
41,618	Discover Financial Services	635,507
5,100	Entertainment Properties Trust REIT	212,874
13,900	Equity One REIT	236,856
21,300	Federated Investors Class B	451,986
2,700	Financial Institutions	51,219
4,800	First Financial Holdings	60,384
4,300	Flushing Financial	53,621
3,100	Franklin Resources	311,798
24,223	Goldman Sachs Group	3,653,313
1,200	Great Southern Bancorp	26,316
26,000	Hartford Financial Services Group	608,660
5,400	Hatteras Financial REIT	160,056
28,000	Hercules Technology Growth Capital	292,880
22,500	Horace Mann Educators	378,450
32,200	Hudson City Bancorp	399,924
174,063	JPMorgan Chase	7,011,258
63,000	Kimco Realty REIT	949,410
5,600	Life Partners Holdings	97,160
11,400	LTC Properties REIT	281,010
5,200	Mercury General	224,276
28,800	MetLife	1,211,328
28,000	MFA Financial REIT	205,520
50,400	Morgan Stanley	1,360,296
5,000	NBT Bancorp	110,400
43,300	NorthStar Realty Finance REIT	148,519
8,000	OneBeacon Insurance Group	127,120
29,800	PNC Financial Services Group	1,769,822
12,200	Potlatch REIT	452,132
19,900	Protective Life	447,551
15,500	Prudential Financial	887,995
13,800	Rayonier REIT	673,854
16,700	Redwood Trust REIT	261,355
11,400	Selective Insurance Group	177,384
15,563	Simon Property Group REIT	1,388,531
10,400	StanCorp Financial Group	391,976
2,100	State Auto Financial	33,033
2,500	State Street	97,300
5,400	SVB Financial Group (1)	233,226
16,300	T. Rowe Price Group	786,149

Shares		Value $

32,481	Travelers	1,638,666
23,100	Trustco Bank NY	134,442
41,451	U.S. Bancorp	990,679
26,400	Unum Group	602,448
4,100	Urstadt Biddle Properties REIT	73,103
4,500	US Global Investors	27,135
19,900	Waddell & Reed Financial Class A	474,217
10,300	Weingarten Realty Investors REIT	218,051
185,772	Wells Fargo	5,151,458
18,900	Wilshire Bancorp	142,317
		66,070,643
	Health Care - 10.4%
74,933	Abbott Laboratories	3,677,712
42,613	Aetna	1,186,772
23,802	AmerisourceBergen	713,346
47,926	Amgen (1)	2,613,405
38,700	AVI BioPharma (1)	75,465
34,272	Baxter International	1,500,085
15,500	Becton Dickinson	1,066,400
7,600	Biogen Idec (1)	424,688
11,300	BioMarin Pharmaceutical (1)	246,905
2,100	Bio-Rad Laboratories (1)	186,480
85,171	Bristol-Myers Squibb	2,122,461
24,300	Cardinal Health	784,161
5,000	Catalyst Health Solutions (1)	172,900
10,500	Celgene (1)	579,075
10,300	Cepheid (1)	170,465
3,100	Cerner (1)	240,095
4,700	Covance (1)	182,172
11,362	DaVita (1)	651,270
3,000	Dionex (1)	226,500
47,861	Eli Lilly	1,703,852
30,900	Exelixis (1)	96,408
28,124	Express Scripts (1)	1,270,642
2,700	Genzyme (1)	187,812
24,802	Gilead Sciences (1)	826,403
4,800	Hospira (1)	250,080
13,900	Immunogen (1)	131,077
6,900	Incyte (1)	89,838
123,484	Johnson & Johnson	7,173,185
14,900	Keryx Biopharmaceuticals (1)	56,024
8,200	Laboratory Corp. of America Holdings (1)	598,436
15,300	LifePoint Hospitals (1)	472,923
18,003	McKesson	1,130,948
7,700	Medco Health Solutions (1)	369,600
4,900	Mednax (1)	231,035
60,403	Medtronic	2,233,099
144,807	Merck	4,990,049
12,100	Neuralstem (1)	29,645
8,500	Parexel International (1)	174,505
277,747	Pfizer	4,166,205
10,300	Pharmaceutical Product Development	249,878
14,600	Quest Diagnostics	686,054
3,300	ResMed (1)	216,777
14,600	Sciclone Pharmaceuticals (1)	50,370
18,700	St. Jude Medical (1)	687,599
19,699	Stryker	917,382
5,400	Theravance (1)	79,974
8,400	Thermo Fisher Scientific (1)	376,824
25,600	UnitedHealth Group	779,520
2,600	US Physical Therapy (1)	47,294
7,700	Varian Medical Systems (1)	425,040
10,908	Waters (1)	699,857
14,700	Zimmer Holdings (1)	778,953
		48,997,645
	Industrials - 9.2%
24,535	3M	2,098,724
7,200	Acuity Brands	303,336
5,100	Alaska Air Group (1)	263,109
26,600	Boeing	1,812,524
32,008	Caterpillar	2,232,558
16,617	Cooper Industries	750,258
4,400	Crane	156,376
25,566	CSX	1,347,840
7,400	Cummins	589,114
32,800	Deere	2,187,104
13,800	Deluxe	284,004
8,300	Donaldson	394,001
13,900	Eaton	1,090,594
5,000	Equifax	156,700
12,800	Expeditors International of Washington	545,792
7,279	Flowserve	721,786
8,600	Fluor	415,294
2,647	General Dynamics	162,129
430,489	General Electric	6,939,483
9,200	Goodrich	670,404
6,300	Graco	198,891
50,691	Honeywell International	2,172,616
5,700	Hubbell Class B	268,983
26,200	Illinois Tool Works	1,139,700
13,800	ITT	650,256
3,200	L-3 Communications Holdings	233,728
13,500	Lockheed Martin	1,014,525
9,300	MSC Industrial Direct Class A	468,627
22,593	Norfolk Southern	1,271,308
9,100	Precision Castparts	1,111,929
21,900	Raytheon	1,013,313
5,900	Teledyne Technologies (1)	242,077

Shares		Value $

6,800	Toro	353,940
28,000	Union Pacific	2,090,760
50,564	United Parcel Service Class B	3,286,660
45,195	United Technologies	3,213,364
11,900	Woodward Governor	359,856
6,232	WW Grainger	698,046
		42,909,709
	Information Technology - 17.1%
48,700	Advanced Micro Devices (1)	364,763
8,600	Altera	238,392
47,800	Amkor Technology (1)	275,806
7,000	Analog Devices	207,970
38,939	Apple (1)	10,017,058
20,200	BMC Software (1)	718,716
44,800	CA	876,288
6,200	Cabot Microelectronics (1)	202,678
2,300	CACI International Class A (1)	108,146
261,785	Cisco Systems (1)	6,039,380
4,100	CommScope (1)	83,394
12	Computer Sciences	544
65,100	Compuware (1)	532,518
20,000	Corning	362,400
1,600	Cree (1)	113,344
100,499	Dell (1)	1,330,607
5,400	Diebold	154,548
76,000	eBay (1)	1,589,160
7,500	EchoStar (1)	143,250
111,000	EMC (1)	2,196,690
10,349	Google Class A (1)	5,017,713
26,300	GSI Technology (1)	178,840
19,467	Harris	866,866
7,200	Hewitt Associates Class A (1)	353,520
106,933	Hewlett-Packard	4,923,195
5,900	Hittite Microwave (1)	271,164
12,700	Hypercom (1)	54,991
9,500	iGate	168,625
257,574	Intel	5,306,025
7,400	InterDigital (1)	201,946
55,894	International Business Machines	7,176,789
21,600	Intuit (1)	858,600
4,200	j2 Global Communications (1)	98,826
5,000	Kenexa (1)	60,150
56,100	Kopin (1)	211,497
22,900	Kulicke & Soffa Industries (1)	153,888
12,800	Lender Processing Services	408,832
16,700	Lexmark International Class A (1)	613,725
5,700	Loral Space & Communications (1)	272,688
2,100	Mantech International Class A (1)	83,265
1,300	Mastercard Class A	273,052
3,000	MAXIMUS	180,570
13,900	McAfee (1)	460,090
21,400	Micrel	208,008
11,900	Microchip Technology	362,355
100	MICROS Systems (1)	3,578
337,450	Microsoft	8,709,584
11,700	Netscout Systems (1)	185,445
75,600	NVIDIA (1)	694,764
68,500	ON Semiconductor (1)	462,375
165,681	Oracle	3,916,699
10,700	Plantronics	320,679
45,177	QUALCOMM	1,720,340
4,100	Radisys (1)	40,467
10,800	Rosetta Stone (1)	231,444
22,600	SanDisk (1)	987,620
9,700	Skyworks Solutions (1)	170,041
78,600	Symantec (1)	1,019,442
17,900	Synopsys (1)	390,936
57,300	Tellabs	399,954
16,600	Teradata (1)	527,880
67,222	Texas Instruments	1,659,711
8,400	VASCO Data Security International (1)	53,508
100	VeriFone Systems (1)	2,188
11,500	Visa	843,525
3,300	Volterra Semiconductor (1)	74,316
23,448	Western Digital (1)	618,793
68,400	Western Union	1,110,132
97,100	Xerox	945,754
30,000	Xilinx	837,600
		80,247,647
	Materials - 2.4%
7,800	Arch Chemicals	267,306
12,700	Buckeye Technologies (1)	144,145
4,282	CF Industries Holdings	347,655
12,500	Dow Chemical	341,625
39,800	EI du Pont de Nemours	1,618,666
29,300	Freeport-McMoRan Copper & Gold	2,096,122
6,900	Kaiser Aluminum	282,900
5,414	Lubrizol	506,155
19,540	Monsanto	1,130,193
3,800	NewMarket	407,322
29,700	Newmont Mining	1,660,230
3,042	Nucor	119,064
6,900	Packaging Corp of America	165,600
18,200	PPG Industries	1,264,354
1,000	Praxair	86,820
8,781	Reliance Steel & Aluminum	344,918
17,800	RPM International	334,106
11,000	Sealed Air	237,930
1,200	Terra Nitrogen	99,492

Shares		Value $

1,500	Universal Stainless & Alloy (1)	34,230
		11,488,833
	Telecommunication Services - 2.6%
260,839	AT&T	6,766,163
23,900	CenturyLink	851,318
13,000	NII Holdings (1)	486,980
15,800	tw telecom (1)	298,936
130,630	Verizon Communications	3,796,108
		12,199,505
	Utilities - 2.5%
2,800	Amerigas Partners LP	122,808
13,600	Centerpoint Energy	193,528
28,700	CMS Energy	456,904
20,360	Consolidated Edison	939,003
3,400	Dominion Resources	142,766
10,900	DPL	275,879
21,500	Duke Energy	367,650
11,547	Edison International	382,783
42,671	Emerson Electric	2,113,921
3,500	Energen	155,540
40,100	Exelon	1,677,383
6,200	FirstEnergy	233,740
31,356	Frontier Communications	239,560
9,200	Integrys Energy Group	435,620
6,000	MDU Resources Group	118,500
14,800	NeuStar Class A (1)	343,804
3,400	Northwest Natural Gas	161,194
8,800	Ormat Technologies	244,816
23,837	PG&E	1,058,363
11,200	Piedmont Natural Gas	298,144
34,208	Southern	1,208,569
19,600	Xcel Energy	431,004
		11,601,479
	Total United States	405,089,543
	TOTAL COMMON STOCK (Cost $431,215,963)	421,647,116

	RIGHT — 0.0%
	United States — 0.0%
7,363	Fresenius Kabi Pharmaceuticals Holding, Expires 06/30/11 (1)	777
	TOTAL RIGHT (Cost $7,363)	777

	SHORT-TERM INVESTMENT(2) — 9.2%
43,012,595	JPMorgan Prime Money Market Fund, 0.120% (Cost $43,012,595)	43,012,595

	TOTAL INVESTMENTS — 99.1% (Cost $474,235,921) *	464,660,488
	OTHER ASSETS LESS LIABILITIES — 0.9%	4,120,008
	NET ASSETS — 100%	$468,780,496

*                 At July 31, 2010, the tax basis cost of the Fund’s investments was $474,235,921, and the unrealized appreciation and depreciation were $28,821,859 and $(38,397,292), respectively.

(1)   Denotes non-income producing security.

(2)   The rate shown represents the 7-day current yield as of July 31, 2010.

ADR — American Depositary Receipt

CAD — Canadian Dollar

LP — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2010, is as follows:

					Unrealized
					Appreciation
	Currency to Deliver		Currency to Receive		(Depreciation)
Settlement Date	(Thousands)		(Thousands)		($ Thousands)
8/20/10	CAD	13,610,535	USD	13,197,327	$(38,288)

A summary of the open futures contracts held by the Fund at July 31, 2010, is as follows:

Unrealized
	Number of		Appreciation
Type of	Contracts	Expiration	(Depreciation)
Contract	Long (Short)	Date	($ Thousands)
S&P 500 Index EMINI	831	Sep-2010	$786,409

Schroder Funds

Fair Value Measurements

July 31, 2010 (unaudited)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Argentina	$235,950	$—	$—	$235,950
Bahamas	229,554	—	—	229,554
Bermuda	990,568	—	—	990,568
Canada	12,515,967	—	—	12,515,967
Cayman Islands	34,916	—	—	34,916
China	343,328	—	—	343,328
Ireland	808,080	—	—	808,080
Israel	297,199	—	—	297,199
Singapore	258,752	—	—	258,752
Switzerland	843,259	—	—	843,259

	Level 1	Level 2	Level 3	Total
Investments in Securities — (concluded)
Common Stock — (concluded)
United States
Consumer Discretionary	$39,478,939	$—	$—	$39,478,939
Consumer Staples	47,160,654	—	—	47,160,654
Energy	44,934,489	—	—	44,934,489
Financials	66,070,643	—	—	66,070,643
Health Care	48,997,645	—	—	48,997,645
Industrials	42,909,709	—	—	42,909,709
Information Technology	80,247,647	—	—	80,247,647
Materials	11,488,833	—	—	11,488,833
Telecommunication Services	12,199,505	—	—	12,199,505
Utilities	11,601,479	—	—	11,601,479
	421,647,116	—	—	421,647,116

Rights
United States	$777	$—	$—	$777

Short-Term Investment	43,012,595	—	—	43,012,595

Total Investments in Securities	$464,660,488	$—	$—	$464,660,488

Other Financial Instruments
Forwards — Unrealized Depreciation	$—	$(38,288)	$—	$(38,288)
Futures — Unrealized Appreciation	786,409	—	—	786,409
Total Other Financial Instruments	$786,409	$(38,288)	$—	$748,121

Item 2.    Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from May 1, 2010 through July 31, 2010 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: September 29, 2010

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer

Date: September 29, 2010

*     Print the name and title of each signing officer under his or her signature.